Investment In Morgan Stanley (Tables)	6 Months Ended
Sep. 30, 2011
Investment In Morgan Stanley [Abstract]
Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)
	Six months ended September 30, 2010
	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities	¥248,745	¥248,331
Equity in losses of equity method investees	(21,223)	(44,661)
Other non-interest income	72,389	81,640
Income tax expense	375,936	369,996
Net income attributable to Mitsubishi UFJ Financial Group	591,531	582,870
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	41.01	40.39
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	40.92	40.31